INTANGIBLE ASSETS CURRENT (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS CURRENT
Schedule of Bitcoin

	2024	2023
Group	$’000	$’000
At 1 January	385	443
Foreign Exchange Movement	—	24
Crypto assets purchased and received	—
Crypto assets mined	47,017	50,558
Total additions	47,017	50,582
Disposals
Transferred to/from intangible assets	—
Crypto assets sold	(47,302)	(51,378)
Total disposals	(47,302)	(51,378)
Fair value movements
Gain/(loss) on crypto asset sales	(94)	738
Movements on crypto assets held at the year end	—	—
Total fair value movements	(94)	738
At 31 December	6	385